EMPLOYEE BENEFITS - Expected Benefit Payments (Details) - State defined benefit plans € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 13,109
2024
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,464
2025
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,507
2026
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,451
2027
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,647
2028
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,214
2029 - 2033
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 5,826